Description of the Business (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Description of the Business (Details) [Line Items]
Equity value exchange ratio	2.2267	2.2267
Common stock, per share	$ 0.0001	$ 18
Minimum bid price
Common Stock [Member]
Description of the Business (Details) [Line Items]
Common stock, per share	$ 1
Minimum bid price
Minimum [Member]
Description of the Business (Details) [Line Items]
Minimum bid price	$ 1